Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Current Assets
Cash and cash equivalents	$ 113,302	$ 118,735
Short-term investments	99,623	80,357
Trade and other receivables	3,615	1,485
Current portion of lease receivable	182	213
Inventories	9,124	9,768
Due from related parties	66	847
Income tax receivable	928	4,978
Prepaids and deposits	5,468	4,806
Current Assets, Total	232,308	221,189
Non-current Assets
Long-term prepaids and deposits	974	409
Long-term portion lease receivable		183
Reclamation deposits	8,876	8,513
Other investments	17,768	15,733
Investment in associates	56,841	53,457
Plant and equipment	79,418	75,729
Mineral rights and properties	326,448	277,429
Deferred income tax assets	905
TOTAL ASSETS	723,538	652,642
Current Liabilities
Accounts payable and accrued liabilities	39,667	30,298
Current portion of lease obligation	649	657
Deposits received	5,445	4,857
Income tax payable	277	1,363
Current Liabilities, Total	46,038	37,175
Non-current Liabilities
Long-term portion of lease obligation	614	1,084
Deferred income tax liabilities	48,033	40,792
Environmental rehabilitation	8,739	7,863
Total Liabilities	103,424	86,914
Equity
Share capital	255,444	250,199
Equity reserves	43,250	29,469
Retained earnings	213,702	187,906
Total equity attributable to the equity holders of the Company	512,396	467,574
Non-controlling interests	107,718	98,154
Total Equity	620,114	565,728
TOTAL LIABILITIES AND EQUITY	$ 723,538	$ 652,642